Summary of Significant Accounting Policies - Narrative (Detail)		6 Months Ended	12 Months Ended
	Jan. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) Reporting_unit Segment Contract option_period	Sep. 30, 2014 USD ($) Reporting_unit Segment Contract option_period	Sep. 20, 2014 option_period	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Ownership percentage		100.00%
Debt instrument principal amount		$ 598,999,000	$ 628,813,000		$ 545,000,000
Debt instrument principal and interest amount paid	$ 24,000,000		0		6,030,000	$ 0
Long-term debt outstanding		$ 616,400,000	$ 629,000,000
Number of contracts | Contract		3	3
Number of segments | Segment		1	1
Number of reporting units | Reporting_unit		2	2
Intangible assets, net		$ 593,000	$ 961,000		2,040,000
Intangible assets, amortization period		1 year 1 month 6 days	1 year 4 months 24 days
Accumulated deficit		$ 110,100,000	$ 110,100,000
Redeemable common stock		$ 32,084,000	$ 32,120,000		61,895,000
Percentage of receivables due from commercial customers		18.00%	21.00%
Repayment of interest in 2015			$ 43,500,000
Repayment of principal in 2015			43,264,000
Changes to goodwill during period		$ 0	$ 0		$ 0
Debt Instrument, Redemption, From April through September 2015 [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, interest		20,900,000
Debt instrument principal amount		$ 10,900,000
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives		3 years	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives		5 years	5 years
ESOP [Member]
Property, Plant and Equipment [Line Items]
Number of option periods | option_period		2	2	2
Minimum [Member]
Property, Plant and Equipment [Line Items]
Income tax benefit recognition criteria percentage threshold		50.00%	50.00%
Revolving Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Additional borrowing capacity		$ 15,300,000	$ 6,500,000
Available borrowing capacity		$ 75,100,000	$ 17,300,000